Non-current assets held-for-sale (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets held-for-sale
Real estate, non-current assets held-for-sale	R$ 129,793	R$ 119,929